Events After the Reporting Period (Details) - NefIgArd	1 Months Ended
Mar. 31, 2023 item
Events After the Reporting Period
Number of clinical trial	3
Estimated glomerular filtration rate value	0.0001
Estimated glomerular filtration rate period	2 years